3 - Marketable Debt Securities: Held-to-maturity Securities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Held to Maturity, at amortized cost	$ 17,058,181	$ 22,762,252
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost	17,058,181	22,762,252
Held-to-maturity Securities, Unrecognized Holding Gain	243,377	489,958
Held-to-maturity Securities, Unrecognized Holding Loss	(130,505)	(122,589)
Held-to-maturity Securities, Fair Value	$ 17,171,053	$ 23,129,621